Oniverse	6 Months Ended
Jun. 30, 2022
Disclosure of subsidiaries [abstract]
Oniverse
1.3 Oniverse

		Equity interest
Entity	Domicile	6/30/2022	12/31/2021

On Holding AG	Zurich, CH
On AG	Zurich, CH	100%	100%
On Brazil Ltda.	Sao Paulo, BR	100%	100%
On Cloud Service GmbH	Berlin, DE	100%	100%
On Clouds GmbH	Zurich, CH	100%	100%
On Clouds Inc.	Salem, US	100%	—
On Europe AG	Zurich, CH	100%	100%
On Experience 1 LLC	New York, USA	100%	100%
On Experience 2 LLC	New York, USA	100%	100%
On Experience 3 LLC	Miami, USA	100%	100%
On Experience 4 LLC	Delaware, USA	100%	—
On Hong Kong Ltd.	Hong Kong, HK	100%	100%
On Inc.	Portland, USA	100%	100%
On Japan K.K.	Yokohama, JP	100%	100%
On Oceania Pty Ltd.	Docklands, AU	100%	100%
On Running Canada Inc.	Vancouver, CA	100%	100%
On Running Sports Products (Shanghai) Company Ltd.	Shanghai, CN	100%	100%
On Running UK Ltd.	London, UK	100%	100%
On Vietnam Co. Ltd.	Ho Chi Minh City, VN	100%	100%
Brunner Mettler GmbH	Zurich, CH	100%	100%